Shareholder Fees {- Fidelity® Nasdaq Composite Index® Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Nasdaq Composite Index Fund PRO-09 | Fidelity® Nasdaq Composite Index® Fund
Shareholder Fees:
(fees paid directly from your investment)	none